CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Operating expenses
General and administrative expense	$ 803,287	$ 906,459
Depreciation and amortization	3,414	34,886
(Gain) loss on sale of assets	0	14,053
Total operating expenses	806,701	955,398
Loss from operations	(806,701)	(955,398)
Other income (expense)
Consulting and other income	856,121	3,288,980
Interest income	98,633	0
Interest expense	(22,558)	(62,972)
Foreign currency transaction gain (loss)	(5,518)	21,555
Other income (expense), net	926,678	3,247,563
Net income	119,977	2,292,165
Less: Net loss attributable to noncontrolling interests	(5,527)	(14,024)
Net income attributable to Hyrdrocarb Corporation	125,504	2,306,189
Deemed dividends on preferred stock	(108,441)	0
Net income attributable to common shareholders of Hydrocarb Corporation	17,063	2,306,189
Other comprehensive loss, net of tax:
Change in market value of available for sale securities, including unrealized loss and reclassification adjustments to net income, net of income tax of $0 and $0	(425,146)	350,750
Comprehensive Loss	$ (299,642)	$ 2,656,939
Basic and diluted loss per common share (in dollars per share)	$ 0.00	$ 0.04
Weighted average shares outstanding (basic and diluted) (in dollars per share)	63,725,023	62,322,500